Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,193,000
Previously Paid Amount	0.00
Total Fee Amount	717.15
Total Offset Amount	0.00
Net Fee	717.15
Narrative - Max Aggregate Offering Price	$ 5,193,000
Final Prospectus	true